Stockholders' Equity - Stock Options and Warrants (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options, Shares
Options, outstanding, beginning balance (in shares)	2,131,849	963,700
Granted (shares)		1,314,790
Exercised (shares)	0	(7,250)
Forfeited (shares)	(9,565)	(29,842)
Expired (shares)	(23,275)	(109,549)
Options, outstanding, ending balance (in shares)	2,639,609	2,131,849	963,700
Vested or expected to vest (shares)	2,594,630	2,120,643
Exercisable (shares)	1,408,083	1,122,783
Stock Options, Weighted Average Exercise Price
Options, outstanding. beginning balance (in dollars per share)	$ 5.64	$ 14.64
Granted (in dollars per share)	0.91	1.32
Exercised (in dollars per share)	0	3.28
Forfeited (in dollars per share)	1.90	2.18
Expired (in dollars per share)	26.00	34.12
Options, outstanding, ending balance (in dollars per share)	4.51	5.64	$ 14.64
Vested or expected to vest (in dollars per share)	4.57	5.66
Exercisable (in dollars per share)	$ 7.36	$ 9.26
Stock Options, Weighted Average Contractual Term and Intrinsic Value
Options outstanding, weighted average remaining contractual term (in years)	7 years 9 months 29 days	7 years 11 months 19 days	5 years 10 months 9 days
Options vested or expected to vest, weighted average remaining contractual term (in years)	7 years 9 months 18 days	7 years 11 months 15 days
Options exercisable, weighted average remaining contractual term (in years)		6 years 8 months 12 days
Options outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Options exercised, aggregate intrinsic value		(3)
Options vested or expected to vest, aggregate intrinsic value	0	0
Options exercisable, aggregate intrinsic value	$ 0	$ 0
Warrants, Shares
Warrants outstanding, beginning balance (in shares)	21,356,600	2,638,355
Warrants granted (shares)	0	19,519,393
Warrants exercised (shares)	0	(801,148)
Warrants forfeited (shares)	0	0
Warrants expired (shares)	0	0
Warrants outstanding, ending balance (in shares)	21,356,600	21,356,600	2,638,355
Warrants vested or expected to vest (shares)	21,356,600	21,356,600
Warrants exercisable (shares)	21,356,600	21,356,600
Warrants, Weighted Average Exercise Price
Warrants outstanding, beginning balance (in dollars per share)	$ 2.84	$ 2.18
Warrants granted (in dollars per share)	0	2.90
Warrants exercised (in dollars per share)	0	2.19
Warrants forfeited (in dollars per share)	0	0
Warrants expired (in dollars per share)	0	0
Warrants outstanding, ending balance (in dollars per share)	2.84	2.84	$ 2.18
Warrants vested or expected to vest (in dollars per share)	2.84	2.84
Warrants exercisable (in dollars per share)	$ 2.84	$ 2.84
Warrants, Weighted Average Contractual Term and Intrinsic Value
Warrants outstanding, weighted average remaining contractual term (in years)	4 years 1 month 17 days	4 years 4 months 13 days	4 years 11 months 23 days
Warrants vested or expected to vest, weighted average remaining contractual term (in years)	4 years 1 month 17 days	4 years 4 months 13 days
Warrants exercisable, weighted average remaining contractual term (in years)	4 years 1 month 17 days	4 years 4 months 13 days
Warrants outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Warrants vested or expected to vest, aggregate intrinsic value	0	0
Warrants exercisable, aggregate intrinsic value	$ 0	$ 0